ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		£ 3,213
Impact of transfers between stages		604	£ 453
Other items charged to the income statement		(2)	23
Ending Balance		3,380	3,213
Total		3,213	3,213
Impairment loss recognized		3,380	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)			1
The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		1,656
Ending Balance		1,336	1,656
Total		1,656	1,656
Impairment loss recognized		1,336
Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		3,163	3,020
Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1,173	1,534
Debt securities [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1	2
Due from fellow Lloyds Banking Group undertakings [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		43
Due from fellow Lloyds Banking Group undertakings [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		73	45
Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		3,207	3,023
Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1,246	1,580
Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		173	190
Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		90	76
Loans and Advances to Banks [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			1
Loans and Advances to Banks [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			1
The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			1,656
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)			1
Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		3,023	3,224
Exchange and other adjustments		313	119
Impact of transfers between stages		598	461
		598	461
Other items charged to the income statement		782	551
Charge to the income statement		1,380	1,012
Advances written off		(1,881)	(1,579)
Disposal of businesses	[1]		(293)
Recoveries of advances written off in previous years		424	579
Discount unwind		(52)	(39)
Ending Balance		3,207	3,023
Total		3,207	3,224
Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		1,580	1,628
Exchange and other adjustments		(33)	50
Impact of transfers between stages		258	212
		258	212
Other items charged to the income statement		232	341
Charge to the income statement		490	553
Advances written off		(911)	(805)
Disposal of businesses	[1]		(10)
Recoveries of advances written off in previous years		152	197
Discount unwind		(32)	(33)
Ending Balance		1,246	1,580
Total		1,246	1,628
Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		190	273
Exchange and other adjustments			(11)
Impact of transfers between stages		6	(8)
		6	(8)
Other items charged to the income statement		(23)	(64)
Charge to the income statement		(17)	(72)
Ending Balance		173	190
Total		173	273
Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		76	124
Exchange and other adjustments			(2)
Impact of transfers between stages		7	(4)
		7	(4)
Other items charged to the income statement		7	(42)
Charge to the income statement		14	(46)
Ending Balance		90	76
Total		90	124
Stage 1 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		640
Ending Balance		760	640
Total		640	640
Impairment loss recognized		760	640
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)			1
Stage 1 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		296
Ending Balance		300	296
Total		296	296
Impairment loss recognized		300
Stage 1 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		669	518
Stage 1 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		238	209
Stage 1 [member] | Due from fellow Lloyds Banking Group undertakings [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		18	45
Stage 1 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		669	519
Stage 1 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		256	255
Stage 1 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		91	121
Stage 1 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		44	41
Stage 1 [member] | Loans and Advances to Banks [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			1
Stage 1 [member] | Loans and Advances to Banks [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			1
Stage 1 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			296
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)			1
Stage 1 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		519	590
Exchange and other adjustments		10	1
Transfers to Stage 1		229	304
Transfers to Stage 2		(53)	(46)
Transfers to Stage 3		(15)	(32)
Impact of transfers between stages		(175)	(231)
		(14)	(5)
Other items charged to the income statement		154	(59)
Charge to the income statement		140	(64)
Disposal of businesses	[1]		(8)
Ending Balance		669	519
Total		669	590
Stage 1 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		255	326
Exchange and other adjustments			8
Transfers to Stage 1		113	138
Transfers to Stage 2		(17)	(22)
Transfers to Stage 3		(7)	(19)
Impact of transfers between stages		(96)	(116)
		(7)	(19)
Other items charged to the income statement		8	(54)
Charge to the income statement		1	(73)
Disposal of businesses	[1]		(6)
Ending Balance		256	255
Total		256	326
Stage 1 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		121	147
Exchange and other adjustments		(1)	(6)
Transfers to Stage 1		19	28
Transfers to Stage 2		(4)	(6)
Transfers to Stage 3		(1)	(2)
Impact of transfers between stages		(17)	(25)
		(3)	(5)
Other items charged to the income statement		(26)	(15)
Charge to the income statement		(29)	(20)
Ending Balance		91	121
Total		91	147
Stage 1 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		41	70
Exchange and other adjustments			1
Transfers to Stage 1		8	12
Transfers to Stage 2		(2)	(3)
Transfers to Stage 3			(1)
Impact of transfers between stages		(7)	(11)
		(1)	(3)
Other items charged to the income statement		4	(27)
Charge to the income statement		3	(30)
Ending Balance		44	41
Total		44	70
Stage 2 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		1,055
Ending Balance		1,070	1,055
Total		1,055	1,055
Impairment loss recognized		1,070	1,055
Stage 2 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		534
Ending Balance		477	534
Total		534	534
Impairment loss recognized		477
Stage 2 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		993	992
Stage 2 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		435	502
Stage 2 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		993	992
Stage 2 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		435	502
Stage 2 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		77	63
Stage 2 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		42	32
Stage 2 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			534
Stage 2 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		992	1,147
Exchange and other adjustments		(9)
Transfers to Stage 1		(222)	(299)
Transfers to Stage 2		92	85
Transfers to Stage 3		(140)	(131)
Impact of transfers between stages		353	368
		83	23
Other items charged to the income statement		(73)	(76)
Charge to the income statement		10	(53)
Disposal of businesses	[1]		(102)
Ending Balance		993	992
Total		993	1,147
Stage 2 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		502	541
Transfers to Stage 1		(109)	(136)
Transfers to Stage 2		33	43
Transfers to Stage 3		(68)	(74)
Impact of transfers between stages		127	172
		(17)	5
Other items charged to the income statement		(50)	(44)
Charge to the income statement		(67)	(39)
Disposal of businesses	[1]
Ending Balance		435	502
Total		435	541
Stage 2 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		63	126
Exchange and other adjustments		1	(15)
Transfers to Stage 1		(19)	(28)
Transfers to Stage 2		4	6
Transfers to Stage 3		(3)	(5)
Impact of transfers between stages		24	22
		6	(5)
Other items charged to the income statement		7	(43)
Charge to the income statement		13	(48)
Ending Balance		77	63
Total		77	126
Stage 2 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		32	54
Exchange and other adjustments			(9)
Transfers to Stage 1		(8)	(12)
Transfers to Stage 2		2	3
Transfers to Stage 3		(2)	(2)
Impact of transfers between stages		15	10
		7	(1)
Other items charged to the income statement		3	(12)
Charge to the income statement		10	(13)
Ending Balance		42	32
Total		42	54
Stage 3 [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		1,440
Ending Balance		1,408	1,440
Total		1,440	1,440
Impairment loss recognized		1,408	1,440
Stage 3 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		826
Ending Balance		559	826
Total		826	826
Impairment loss recognized		559
Stage 3 [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1,359	1,432
Stage 3 [member] | Loans and advances to customers [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		500	823
Stage 3 [member] | Debt securities [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1	2
Stage 3 [member] | Due from fellow Lloyds Banking Group undertakings [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		43
Stage 3 [member] | Due from fellow Lloyds Banking Group undertakings [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		55
Stage 3 [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		1,403	1,434
Stage 3 [member] | Financial assets at amortised cost, class [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		555	823
Stage 3 [member] | Loan commitments and financial guarantees [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		5	6
Stage 3 [member] | Loan commitments and financial guarantees [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		4	3
Stage 3 [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized			826
Stage 3 [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		1,434	1,455
Exchange and other adjustments		29	118
Transfers to Stage 1		(7)	(5)
Transfers to Stage 2		(39)	(39)
Transfers to Stage 3		155	163
Impact of transfers between stages		420	324
		529	443
Other items charged to the income statement		894	686
Charge to the income statement		1,423	1,129
Advances written off		(1,827)	(1,579)
Disposal of businesses	[1]		(183)
Recoveries of advances written off in previous years		396	552
Discount unwind		(52)	(58)
Ending Balance		1,403	1,434
Total		1,403	1,455
Stage 3 [member] | Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		823	761
Exchange and other adjustments		(33)	42
Transfers to Stage 1		(4)	(2)
Transfers to Stage 2		(16)	(21)
Transfers to Stage 3		75	93
Impact of transfers between stages		227	156
		282	226
Other items charged to the income statement		274	439
Charge to the income statement		556	665
Advances written off		(911)	(805)
Disposal of businesses	[1]		(4)
Recoveries of advances written off in previous years		152	197
Discount unwind		(32)	(33)
Ending Balance		555	823
Total		555	761
Stage 3 [member] | Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		6
Exchange and other adjustments			10
Transfers to Stage 3		4	7
Impact of transfers between stages		(1)	(5)
		3	2
Other items charged to the income statement		(4)	(6)
Charge to the income statement		(1)	(4)
Ending Balance		5	6
Total		5	6
Stage 3 [member] | Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		3
Exchange and other adjustments			6
Transfers to Stage 3		2	3
Impact of transfers between stages		(1)	(3)
		1
Other items charged to the income statement			(3)
Charge to the income statement		1	(3)
Ending Balance		4	3
Total		4	3
Purchased or originated credit-impaired [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		78
Ending Balance		142	78
Total		78	78
Impairment loss recognized		142	78
Purchased or originated credit-impaired [member] | Loans and advances to customers [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		142	78
Purchased or originated credit-impaired [member] | Financial assets at amortised cost, class [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Impairment loss recognized		142	78
Purchased or originated credit-impaired [member] | Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Disclosure of Movement in the Allowance for Impairment Losses [Line Items]
Beginning Balance		78	32
Exchange and other adjustments		283
Other items charged to the income statement		(193)
Charge to the income statement		(193)
Advances written off		(54)
Disposal of businesses	[1]
Recoveries of advances written off in previous years		28	27
Discount unwind			19
Ending Balance		142	78
Total		£ 142	£ 32

[1]	Reflects the transfer of assets to Lloyds Bank Corporate Markets plc.